CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Statement of Stockholders' Equity [Abstract]
issuance costs	$ 141